Commitments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 T
Disclosure of commitments [Line Items]
Description of power purchase	The Carseland facility has a power co-generation agreement, expiring on December 31, 2026, for which the Company can purchase 60 megawatt-hours of power per hour.
Conda Phosphate operations [Member]
Disclosure of commitments [Line Items]
Percentage of ammonia supplies	100.00%
Purchase of mono ammonium phosphate	100.00%
Estimated mono ammonium phosphate production	330,000
YPF S.A. [Member]
Disclosure of commitments [Line Items]
Percentage of gas supplies	70.00%